Subsequent events (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of Debt Securities Conditions
In February 2025, the Entity issued corporate bonds under the conditions detailed below:

Issuance conditions
Class	30 (Additional)	32	33	34
Term	September 12, 2025	12 months	6 months	12 months
Currency	Pesos	Dollar	Dollar	Pesos
Amortization	Bullet
Payment of interest	Upon-maturity			Quarterly
Nominal Value	9,062,730	16,510	20,446	57,002,870
Annual Nominal	Fixed TEM 2.40%	Fixed TNA 3.50%	Fixed TNA 4.00%	TAMAR + 2.75%